Supplemental disclosure on the consolidated statements of cash flows	12 Months Ended
Dec. 31, 2019
Supplemental Cash Flow Information
Supplemental Disclosure on the Consolidated Statements of Cash Flows	Note 39 – Supplemental disclosure on the consolidated statements of cash flowsAdditional disclosures on cash flow information and non-cash activities for the years ended December 31, 2019, 2018 and 2017 are listed in the following table:
(In thousands)	2019	2018	2017
Income taxes paid	$14,461	$4,116	$2,433
Interest paid	369,383	296,757	221,432
Non-cash activities:
Loans transferred to other real estate	67,056	47,965	82,035
Loans transferred to other property	53,286	43,645	27,407
Total loans transferred to foreclosed assets	120,342	91,610	109,442
Loans transferred to other assets	16,503	16,843	7,514
Financed sales of other real estate assets	15,907	16,779	11,237
Financed sales of other foreclosed assets	30,840	17,867	8,435
Total financed sales of foreclosed assets	46,747	34,646	19,672
Transfers from loans held-in-portfolio to loans held-for-sale	-	-	2,472
Transfers from loans held-for-sale to loans held-in-portfolio	7,829	20,938	1,705
Loans securitized into investment securities[1]	458,758	506,685	462,033
Trades receivables from brokers and counterparties	39,364	40,088	7,514
Trades payable to brokers and counterparties	4,084	64	2
Receivables from investments securities	-	70,000	70,000
Recognition of mortgage servicing rights on securitizations or asset transfers	9,143	10,223	7,661
Interest capitalized on loans subject to the temporary payment moratorium	-	481	46,944
Loans booked under the GNMA buy-back option	72,480	384,371	790,942
Capitalization of Right of Use Assets	189,097	-	-
Gain from the FDIC Termination Agreement	-	102,752	-
[1]	Includes loans securitized into trading securities and subsequently sold before year end.
The following table provides a reconciliation of cash and due from banks, and restricted cash reported within the Consolidated Statement of Financial Condition that sum to the total of the same such amounts shown in the Consolidated Statement of Cash Flows.

(In thousands)	December 31, 2019	December 31, 2018	December 31, 2017
Cash and due from banks	$361,705	$353,936	$381,289
Restricted cash and due from banks	26,606	40,099	21,568
Restricted cash in money market investments	6,012	9,216	9,772
Total cash and due from banks, and restricted cash[2]	$394,323	$403,251	$412,629
[2]	Refer to Note 5 - Restrictions on cash and due from banks and certain securities for nature of restrictions.